                              AIM V.I. GROWTH FUND
                                Series II Shares

                        Supplement dated January 24, 2002
                      to the Prospectus dated July 16, 2001
                        as supplemented January 23, 2002

  This supplement supercedes and replaces in its entirety the supplement dated January 23, 2002.

  Effective January 24, 2002, the following replaces in its entirety the information appearing under the first paragraph located under the "FUND MANAGEMENT - PORTFOLIO MANAGERS" section on page 3 of the Prospectus:

         o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

         o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

                              AIM V.I. GROWTH FUND
                                Series I Shares

                        Supplement dated January 24, 2002
                      to the Prospectus dated July 16, 2001
                              and January 23, 2002

  This supplement supercedes and replaces in its entirety the supplement dated January 23, 2002.

  Effective January 24, 2002, the following replaces in its entirety the information appearing under the first paragraph located under the "FUND MANAGEMENT - PORTFOLIO MANAGERS" section on page 3 of the Prospectus:

         o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

         o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                               AIM V.I. VALUE FUND

                                 SERIES I SHARES

                        Supplement dated January 24, 2002
               to the Prospectus dated May 1, 2001 as supplemented
       July 2, 2001, July 16, 2001, January 14, 2002 and January 23, 2002

  This supplement supercedes and replaces in its entirety the supplement dated January 23, 2002.

  Effective May 1, 2002, the name of AIM V.I. Growth and Income Fund will be changed to AIM V.I. Core Equity Fund.

  Effective January 24, 2002, the following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I GROWTH FUND" section on page 25 of the Prospectus:

         o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

         o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.


  Effective January 24, 2002, the following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I GROWTH AND INCOME FUND" section on page 25 of the Prospectus:

         o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

         o Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.

                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                          AIM V.I. NEW TECHNOLOGY FUND
                               AIM V.I. VALUE FUND

                                SERIES II SHARES

                        Supplement dated January 24, 2002
                      to the Prospectus dated July 16, 2001
             as supplemented January 14, 2002 and January 23, 2002

  This supplement supercedes and replaces in its entirety the supplement dated January 23, 2002.

  Effective May 1, 2002, the name of AIM V.I. Growth and Income Fund will be changed to AIM V.I. Core Equity Fund.

  Effective January 24, 2002, the following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I GROWTH FUND" section on page 25 of the Prospectus:

         o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

         o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

  Effective January 24, 2002, the following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I GROWTH AND INCOME FUND" section on page 25 of the Prospectus:

         o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

         o Michael Yellen, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1994.